EQUITY - August 2020 Underwriters' Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities			$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
Underwriters Securities Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	31,808		31,808		31,808	31,808
Change in fair value of derivative liabilities	$ 1,180	$ 64,140	$ 34,526	$ 315,393	$ 352,944	$ (455,162)
Fair value of the derivative instrument	$ 10,055		$ 10,055		$ 44,581	$ 397,525
Underwriters Securities Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	318,080		318,080		318,080	318,080